TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017